SCHEDULE OF INVESTMENTS	November 30, 2004		(Unaudited)
SM&R GROWTH FUND

COMMON STOCK			Shares		Value

AEROSPACE & DEFENSE --	2.72%
Boeing Company			28,000		$ 1,499,960
Honeywell International Incorporated			47,700		1,685,241
					3,185,201
AUTOMOBILES --	1.19%
Ford Motor Company			43,354		614,760
General Motors Corporation			14,700		567,273
Harley-Davidson, Incorporated			3,700		213,934
					1,395,967
BANKS --	8.97%
Bank of America Corporation			80,000		3,701,600
PNC Financial Services Group			30,000		1,632,000
U.S. Bancorp			91,285		2,704,774
Wells Fargo & Company			40,000		2,470,800
					10,509,174
BEVERAGES --	2.81%
Anheuser-Busch Companies, Incorporated			19,000		951,710
Coca-Cola Company			34,300		1,348,333
PepsiCo, Incorporated			20,000		998,200
					3,298,243
BIOTECHNOLOGY --	2.07%
Amgen Incorporated *			17,900		1,074,716
Genentech, Incorporated *			28,000		1,351,000
					2,425,716
BUILDING PRODUCTS --	0.78%
American Standard Companies Incorporated *			23,400		911,196

CHEMICALS --	1.45%
Dow Chemical Company (The)			15,500		782,285
E.I. du Pont de Nemours and Company			11,200		507,584
PPG Industries, Incorporated			6,000		404,820
					1,694,689
COMMERCIAL SERVICES & SUPPLIES --	0.67%
H & R Block, Incorporated			16,400		782,280

COMMUNICATION EQUIPMENT --	2.36%
Cisco Systems, Incorporated *			84,500		1,580,995
Motorola, Incorporated			61,700		1,188,342
					2,769,337
COMPUTERS & PERIPHERALS --	4.32%
Computer Associates International, Incorporated			7,000		213,710
Dell Incorporated *			31,700		1,284,484
EMC Corporation *			61,500		825,330
Hewlett-Packard Company			37,000		740,000
International Business Machines Corporation			18,400		1,734,016
Sun Microsystems, Incorporated *			48,100		266,955
					5,064,495
CONTAINERS & PACKAGING --	0.55%
Sealed Air Corporation *			12,500		642,625

DIVERSIFIED FINANCIALS --	6.86%
Citigroup, Incorporated			74,100		3,315,975
J.P. Morgan Chase & Company			55,500		2,089,575
Morgan Stanley			51,000		2,588,250
Piper Jaffray Companies, Incorporated *			912		41,961
					8,035,761
DIVERSIFIED TELECOMMUNICATION SERVICES --	3.26%
Alltel Corporation			8,300		470,527
BellSouth Corporation			32,500		871,650
SBC Communications Incorporated			43,400		1,092,378
Verizon Communications Incorporated			16,400		676,172
Vodafone Group PLC ADR			26,000		709,020
					3,819,747
ELECTRIC UTILITIES --	1.92%
Dominion Resources, Incorporated			3,800		248,786
Exelon Corporation			18,200		759,122
Southern Company (The)			19,200		629,568
Wisconsin Energy Corporation			18,400		612,168
					2,249,644
ELECTRICAL EQUIPMENT & INSTRUMENTS --	0.23%
Agilent Technologies, Incorporated *			4,800		109,872
Jabil Circuit, Incorporated *			4,000		100,240
Molex Incorporated			2,300		63,411
					273,523
ENERGY EQUIPMENT & SERVICES --	0.73%
Schlumberger Limited			13,100		859,753

FOOD PRODUCTS --	2.71%
ConAgra Foods, Incorporated			43,800		1,184,790
McCormick & Company, Incorporated			38,700		1,410,615
Sensient Technologies Corporation			25,000		576,250
					3,171,655

FOOD & DRUG RETAILING --	3.42%
SUPERVALU Incorporated			27,800		878,202
Wal-Mart Stores, Incorporated			60,000		3,123,600
					4,001,802
GAS --	0.84%
El Paso Corporation			30,400		317,376
Kinder Morgan, Incorporated			4,800		332,640
Sempra Energy			9,200		340,216
					990,232
GOVERNMENT AGENCY --	1.18%
Federal Home Loan Mortgage Corporation			20,200		1,378,852

HEALTH CARE EQUIPMENT & SUPPLIES --	2.40%
Beckman Coulter, Incorporated			22,500		1,472,850
Medtronic, Incorporated			21,400		1,028,270
Zimmer Holdings, Incorporated *			3,740		305,184
					2,806,304
HEALTH CARE PROVIDERS & SERVICES --	0.64%
McKesson Corporation			25,300		747,615

HOTELS, RESTAURANTS & LEISURE --	2.10%
Fairmont Hotels & Resorts Incorporated			8,950		277,629
Starwood Hotels & Resorts Worldwide, Incorporated			41,700		2,180,493
					2,458,122
HOUSEHOLD DURABLES --	0.78%
Stanley Works (The)			19,600		916,496

HOUSEHOLD PRODUCTS --	3.01%
Kimberly-Clark Corporation			14,800		941,428
Newell Rubbermaid Incorporated			19,100		440,828
Procter & Gamble Company			40,000		2,139,200
					3,521,456
INDUSTRIAL CONGLOMERATES --	5.22%
3M Company			10,400		827,736
Danaher Corporation			24,400		1,387,872
General Electric Company			110,200		3,896,672
					6,112,280
INFORMATION TECHNOLOGY CONSULTING & SERVICES --	0.86%
Automatic Data Processing, Incorporated			12,700		578,231
Electronic Data Systems Corporation			10,900		244,705
SunGard Data Systems Incorporated *			7,100		188,221
					1,011,157
INSURANCE --	4.61%
American International Group, Incorporated			29,260		1,853,621
Brown & Brown, Incorporated			24,400		989,420
Prudential Financial, Incorporated			49,200		2,408,340
St. Paul Travelers Companies, Incorporated (The)			4,237		154,566
					5,405,947
MACHINERY --	1.16%
Ingersoll-Rand Company (Class A)			18,200		1,354,444

MEDIA --	3.75%
Comcast Corporation (Special Class A) *			26,900		808,076
Omnicom Group Incorporated			3,200		259,200
Time Warner Incorporated *			48,600		860,706
Viacom Incorporated (Class B)			19,200		666,240
Walt Disney Company (The)			67,000		1,800,960
					4,395,182
MISCELLANEOUS --	1.18%
Nasdaq-100 Index Tracking Stock			35,400		1,385,202

MULTI-LINE RETAIL --	0.55%
Target Corporation			12,600		645,372

OFFICE ELECTRONICS --	0.13%
Xerox Corporation *			10,100		154,732

OIL & GAS --	6.28%
Anadarko Petroleum Corporation			10,600		737,760
BP PLC ADR			27,400		1,680,990
ChevronTexaco Corporation			28,600		1,561,560
Royal Dutch Petroleum Company ADR			32,500		1,860,950
Unocal Corporation			33,000		1,519,320
					7,360,580
PAPER & FOREST PRODUCTS --	0.49%
International Paper Company			13,800		572,976

PHARMACEUTICALS --	5.76%
Bristol-Myers Squibb Company			17,400		408,900
Johnson & Johnson			38,500		2,322,320
Merck & Company, Incorporated			26,700		748,134
Pfizer, Incorporated			88,040		2,444,871
Watson Pharmaceuticals, Incorporated *			14,000		406,700
Wyeth			10,400		414,648
					6,745,573

SEMICONDUCTOR EQUIPMENT & PRODUCTS --	3.01%
Analog Devices, Incorporated			3,900		144,105
Intel Corporation			91,800		2,051,730
KLA-Tencor Corporation *			2,900		130,674
Linear Technology Corporation			3,800		145,008
Maxim Integrated Products, Incorporated			3,400		139,264
Micron Technology, Incorporated *			6,300		69,804
Texas Instruments Incorporated			31,100		751,998
Xilinx, Incorporated			3,100		96,782
					3,529,365
SOFTWARE --	3.95%
Electronics Arts Incorporated *			4,800		234,720
Intuit Incorporated *			3,100		129,704
Microsoft Corporation			118,000		3,163,580
Oracle Corporation *			65,700		831,762
PeopleSoft, Incorporated *			5,900		139,299
VERITAS Software Corporation *			5,650		123,735
					4,622,800
SPECIALTY RETAIL --	2.82%
Bed Bath & Beyond Incorporated *			13,900		554,999
Chico's FAS, Incorporated *			18,200		702,520
Home Depot, Incorporated (The)			25,900		1,081,325
Limited Brands, Incorporated			39,300		960,492
					3,299,336

WIRELESS TELECOMMUNICATION SERVICES --	0.22%
Nextel Communications, Incorporated (Class A) *			9,000		256,140

TOTAL COMMON STOCK - (Cost $81,333,004) -		97.96%			114,760,971

MONEY MARKET FUNDS

SM&R Money Market Fund, 1.49% (a)			100		100

TOTAL MONEY MARKET FUNDS - (Cost $100 ) -		0.00%			100

			Face
COMMERCIAL PAPER			Amount

GAS --	0.24%
Michigan Consolidated Gas Company, 2.06%, 12/07/04			$ 279,000		278,904

HOUSEHOLD PRODUCTS --	1.06%
Clorox Company, 2.12%, 12/01/04			1,245,000		1,245,000

PERSONAL PRODUCTS --	0.29%
Universal Corporation, 2.10%, 12/03/04			335,000		334,961

TOTAL COMMERCIAL PAPER - (Cost $1,858,865) -		1.59%			1,858,865

TOTAL INVESTMENTS - (Cost $83,191,969) -		99.55%			116,619,936

CASH AND OTHER ASSETS, LESS LIABILITIES -		0.45%			531,930

NET ASSETS -		100.00%			$ 117,151,866

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	November 30, 2004		(Unaudited)

SM&R EQUITY INCOME FUND

COMMON STOCK			Shares		Value

AEROSPACE & DEFENSE --	2.32%
Lockheed Martin Corporation			22,600		$ 1,374,984
Northrop Grumman Corporation			24,000		1,351,920
					2,726,904
AUTOMOBILES --	0.99%
Ford Motor Company			44,074		624,969
General Motors Corporation			14,000		540,260
					1,165,229
BANKS --	8.03%
Bank of America Corporation			80,000		3,701,600
PNC Financial Services Group			33,400		1,816,960
U.S. Bancorp			67,500		2,000,025
Wells Fargo & Company			30,900		1,908,693
					9,427,278
BEVERAGES --	2.81%
Anheuser-Busch Companies, Incorporated			18,500		926,665
Coca-Cola Company			25,700		1,010,267
PepsiCo, Incorporated			27,200		1,357,552
					3,294,484
BIOTECHNOLOGY --	0.74%
Amgen Incorporated *			14,400		864,576

BUILDING PRODUCTS --	0.82%
American Standard Companies Incorporated *			24,600		957,924

CHEMICALS --	1.71%
Dow Chemical Company (The)			20,100		1,014,447
E.I. du Pont de Nemours and Company			11,100		503,052
PPG Industries, Incorporated			7,200		485,784
					2,003,283
COMMERCIAL SERVICES & SUPPLIES --	0.95%
Banta Corporation			25,000		1,112,500

COMMUNICATIONS EQUIPMENT --	1.07%
Cisco Systems, Incorporated *			67,100		1,255,441

COMPUTERS & PERIPHERALS --	0.89%
International Business Machines Corporation			11,100		1,046,064

CONTAINERS & PACKAGING --	0.49%
Sealed Air Corporation *			11,100		570,651

DIVERSIFIED FINANCIALS --	4.45%
Citigroup, Incorporated			68,400		3,060,900
J.P. Morgan Chase & Company			41,050		1,545,532
Morgan Stanley			11,500		583,625
Piper Jaffray Companies, Incorporated *			675		31,057
					5,221,114
DIVERSIFIED TELECOMMUNICATION SERVICES --	1.00%
Alltel Corporation			9,650		547,059
Verizon Communications, Incorporated			15,200		626,696
					1,173,755
ELECTRIC UTILITIES --	2.74%
Ameren Corporation			15,200		735,984
CenterPoint Energy, Incorporated			25,600		285,696
Constellation Energy Group, Incorporated			26,300		1,149,310
Exelon Corporation			9,400		392,074
Southern Company (The)			10,000		327,900
Wisconsin Energy Corporation			9,800		326,046
					3,217,010
ENERGY EQUIPMENT & SERVICES --	1.06%
Schlumberger Limited			18,900		1,240,407

FOOD PRODUCTS --	3.50%
ConAgra Foods, Incorporated			40,000		1,082,000
H.J. Heinz Company			19,000		706,040
McCormick & Company, Incorporated			19,500		710,775
Sara Lee Corporation			47,300		1,110,604
Sensient Technologies Corporation			21,500		495,575
					4,104,994
FOOD & DRUG RETAILING --	2.50%
Wal-Mart Stores, Incorporated			56,300		2,930,978

GOVERNMENT AGENCY --	1.16%
Federal Home Loan Mortgage Corporation			20,000		1,365,200

HEALTH CARE EQUIPMENT & SUPPLIES --	1.53%
Beckman Coulter, Incorporated			22,800		1,492,488
Zimmer Holdings, Incorporated *			3,760		306,816
					1,799,304
HEALTH CARE PROVIDERS & SERVICES --	0.43%
Health Management Associates, Incorporated (Class A)			22,700		501,443

HOTELS, RESTAURANTS & LEISURE --	1.94%
Starwood Hotels & Resorts Worldwide, Incorporated			43,500		2,274,615

HOUSEHOLD DURABLES --	1.26%
Stanley Works (The)			17,900		837,004
Whirlpool Corporation			10,000		645,500
					1,482,504
HOUSEHOLD PRODUCTS --	2.86%
Kimberly-Clark Corporation			13,600		865,096
Newell Rubbermaid Incorporated			17,800		410,824
Procter & Gamble Company			39,000		2,085,720
					3,361,640
INDUSTRIAL CONGLOMERATES --	5.91%
3M Company			10,200		811,818
Danaher Corporation			25,000		1,422,000
General Electric Company			116,250		4,110,600
Waste Management, Incorporated			19,900		593,219
					6,937,637
INSURANCE --	4.44%
American International Group, Incorporated			33,100		2,096,885
Principal Financial Group, Incorporated			16,700		629,256
Prudential Financial, Incorporated			34,400		1,683,880
St. Paul Travelers Companies, Incorporated (The)			21,956		800,955
					5,210,976
MACHINERY --	1.20%
Ingersoll-Rand Company (Class A)			18,900		1,406,538

MEDIA --	3.95%
Comcast Corporation (Special Class A ) *			20,000		593,000
Cox Communications, Incorporated (Class A) *			9,700		336,299
Time Warner Incorporated *			62,100		1,099,791
Viacom Incorporated (Class B)			23,300		808,510
Walt Disney Company (The)			66,900		1,798,272
					4,635,872
MULTI-LINE RETAIL --	2.11%
Federated Department Stores, Incorporated			33,700		1,846,760
Staples, Incorporated			19,700		628,627
					2,475,387
OIL & GAS --	9.33%
Anadarko Petroleum Corporation			13,600		946,560
BP PLC ADR			23,610		1,448,474
ChevronTexaco Corporation			33,520		1,830,192
Exxon Mobil Corporation			80,000		4,100,000
Royal Dutch Petroleum Company ADR			34,500		1,975,470
Weatherford International Limited *			12,200		651,236
					10,951,932
PAPER & FOREST PRODUCTS --	1.80%
International Paper Company			14,000		581,280
Plum Creek Timber Company, Incorporated			41,500		1,535,500
					2,116,780
PHARMACEUTICALS --	7.97%
Allergan, Incorporated			9,500		698,250
Bristol-Myers Squibb Company			37,600		883,600
Johnson & Johnson			39,200		2,364,544
Merck & Company, Incorporated			25,300		708,906
Pfizer, Incorporated			85,580		2,376,557
Watson Pharmaceuticals, Incorporated *			27,000		784,350
Wyeth			38,600		1,538,982
					9,355,189
REAL ESTATE --	8.18%
CenterPoint Properties Corporation			89,000		4,169,650
Health Care Property Investors, Incorporated			71,400		1,915,662
Public Storage, Incorporated			30,500		1,628,090
Weingarten Realty Investors			46,350		1,888,762
					9,602,164
ROAD & RAIL --	0.54%
USF Corporation			17,000		628,490

SEMICONDUCTOR EQUIPMENT & PRODUCTS --	1.68%
Intel Corporation			67,300		1,504,155
Texas Instruments Incorporated			19,200		464,256
					1,968,411
SOFTWARE --	3.04%
Microsoft Corporation			133,000		3,565,730

SPECIALTY RETAIL --	1.59%
Limited Brands, Incorporated			46,900		1,146,236
Lowe's Companies, Incorporated			13,000		719,290
					1,865,526
TOBACCO --	1.56%
Altria Group, Incorporated			14,700		845,103
Reynolds American Incorporated			12,949		979,333
					1,824,436

TOTAL COMMON STOCK - (Cost $92,845,557) -		98.55%			115,642,366

MONEY MARKET FUNDS

SM&R Money Market Fund, 1.49% (a)			182,192		182,192

TOTAL MONEY MARKET FUNDS - (Cost $182,192 ) -		0.16%			182,192

			Face
COMMERCIAL PAPER			Amount

GAS --	0.85%
Michigan Consolidated Gas Company, 2.06%, 12/07/04			$ 1,000,000		999,657

TOTAL COMMERCIAL PAPER - (Cost $999,657)-		0.85%			999,657

TOTAL INVESTMENTS - (Cost $94,027,406) -		99.56%			116,824,215

CASH AND OTHER ASSETS, LESS LIABILITIES -		0.44%			520,248

NET ASSETS -		100.00%			$ 117,344,463

ABBREVIATIONS
ADR - American Depository Receipt

* - Non-income producing securities

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Equity Income Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	November 30, 2004		(Unaudited)

SM&R BALANCED FUND

COMMON STOCK			Shares		Value

AEROSPACE & DEFENSE --	0.66%
Honeywell International Incorporated			5,900		$ 208,447

AIR FREIGHT & COURIERS --	0.43%
United Parcel Service, Incorporated (Class B)			1,600		134,640

AUTOMOBILES --	0.86%
Ford Motor Company			11,168		158,362
General Motors Corporation			2,900		111,911
					270,273
BANKS --	7.32%
Bank of America Corporation			18,800		869,876
PNC Financial Services Group			6,100		331,840
U.S. Bancorp			14,500		429,635
Wachovia Corporation			3,600		186,300
Wells Fargo & Company			7,800		481,806
					2,299,457
BEVERAGES --	1.72%
Anheuser-Busch Companies, Incorporated			3,100		155,279
Coca-Cola Company			6,000		235,860
PepsiCo, Incorporated			3,000		149,730
					540,869
BIOTECHNOLOGY --	0.48%
Amgen Incorporated *			2,500		150,100

BUILDING PRODUCTS --	0.56%
American Standard Companies Incorporated *			4,500		175,230

CHEMICALS --	1.05%
Dow Chemical Company (The)			3,100		156,457
E.I. du Pont de Nemours and Company			1,900		86,108
PPG Industries, Incorporated			1,300		87,711
					330,276
COMMERCIAL SERVICES & SUPPLIES --	1.15%
Banta Corporation			5,200		231,400
H & R Block, Incorporated			2,700		128,790
					360,190
COMMUNICATIONS EQUIPMENT --	1.57%
Cisco Systems, Incorporated *			23,100		432,201
Motorola, Incorporated			3,100		59,706
					491,907
COMPUTERS & PERIPHERALS --	3.30%
Dell Incorporated *			6,900		279,588
EMC Corporation *			20,100		269,742
Hewlett-Packard Company			1,800		36,000
International Business Machines Corporation			3,800		358,112
Sun Microsystems, Incorporated *			16,700		92,685
					1,036,127
CONTAINERS & PACKAGING --	0.39%
Sealed Air Corporation *			2,400		123,384

DIVERSIFIED FINANCIALS --	4.20%
American Express Company			3,600		200,556
Citigroup, Incorporated			14,500		648,875
J.P. Morgan Chase & Company			4,092		154,064
Morgan Stanley			6,100		309,575
Piper Jaffray Companies, Incorporated *			145		6,672
					1,319,742
DIVERSIFIED TELECOMMUNICATION SERVICES --	1.67%
Alltel Corporation			2,000		113,380
SBC Communications Incorporated			8,000		201,360
Verizon Communications Incorporated			1,480		61,020
Vodafone Group PLC ADR			5,500		149,985
					525,745
ELECTRIC UTILITIES --	1.88%
Ameren Corporation			3,000		145,260
CenterPoint Energy, Incorporated			5,500		61,380
Constellation Energy Group, Incorporated			5,000		218,500
Exelon Corporation			1,400		58,394
Southern Company (The)			1,600		52,464
Wisconsin Energy Corporation			1,600		53,232
					589,230
ENERGY EQUIPMENT & SERVICES --	0.84%
Schlumberger Limited			4,000		262,520

FOOD PRODUCTS --	2.58%
ConAgra Foods, Incorporated			6,100		165,005
H.J. Heinz Company			2,600		96,616
McCormick & Company, Incorporated			5,700		207,765
Sara Lee Corporation			7,200		169,056
Sensient Technologies Corporation			7,400		170,570
					809,012
FOOD & DRUG RETAILING --	1.54%
Wal-Mart Stores, Incorporated			9,300		484,158

GOVERNMENT AGENCY--	0.85%
Federal Home Loan Mortgage Corporation			3,900		266,214

HEALTH CARE EQUIPMENT & SUPPLIES --	1.13%
Abbott Laboratories			4,200		176,232
Beckman Coulter, Incorporated			2,400		157,104
Zimmer Holdings, Incorporated *			260		21,216
					354,552
HEALTH CARE PROVIDERS & SERVICES --	0.27%
Health Management Associates, Incorporated (Class A)			3,800		83,942

HOTELS, RESTAURANTS & LEISURE --	1.22%
Starwood Hotels & Resorts Worldwide, Incorporated			7,300		381,717

HOUSEHOLD DURABLES --	0.51%
Stanley Works (The)			3,400		158,984

HOUSEHOLD PRODUCTS --	1.95%
Kimberly-Clark Corporation			2,200		139,942
Newell Rubbermaid Incorporated			3,800		87,704
Procter & Gamble Company			7,200		385,056
					612,702
INDUSTRIAL CONGLOMERATES --	3.62%
3M Company			1,900		151,221
Danaher Corporation			4,000		227,520
General Electric Company			21,400		756,704
					1,135,445
INFORMATION TECHNOLOGY CONSULTING & SERVICES --	0.08%
Electronic Data Systems Corporation			600		13,470
Sungard Data Systems Incorporated *			400		10,604
					24,074
INSURANCE --	2.16%
American International Group, Incorporated			5,731		363,059
Prudential Financial, Incorporated			5,800		283,910
St. Paul Travelers Companies, Incorporated (The)			854		31,154
					678,123
LEISURE EQUIPMENT & PRODUCTS --	0.73%
Brunswick Corporation			4,700		229,454

MACHINERY --	0.69%
Ingersoll-Rand Company (Class A)			2,900		215,818

MEDIA --	1.71%
Comcast Corporation (Special Class A ) *			2,000		59,300
Cox Communications, Incorporated (Class A) *			1,700		58,939
Viacom Incorporated (Class B)			4,000		138,800
Walt Disney Company (The)			10,400		279,552
					536,591
METALS & MINING --	0.34%
Alcoa Incorporated			3,100		105,338

MULTI-LINE RETAIL --	1.03%
Federated Department Stores, Incorporated			5,900		323,320

OIL & GAS --	4.73%
Anadarko Petroleum Corporation			1,800		125,280
BP PLC ADR			5,092		312,394
ChevronTexaco Corporation			5,200		283,920
Exxon Mobil Corporation			6,500		333,125
Royal Dutch Petroleum Company ADR			4,200		240,492
Unocal Corporation			4,100		188,764
					1,483,975
PAPER & FOREST PRODUCTS --	0.32%
International Paper Company			2,400		99,648

PERSONAL PRODUCTS --	0.33%
Gillette Company (The)			2,400		104,376

PHARMACEUTICALS --	5.82%
Allergan, Incorporated			1,700		124,950
Bristol-Myers Squibb Company			5,800		136,300
Hospira, Incorporated *			420		13,537
Johnson & Johnson			9,200		554,944
Merck & Company, Incorporated			5,300		148,506
Pfizer, Incorporated			21,555		598,582
Watson Pharmaceuticals, Incorporated *			4,400		127,820
Wyeth			3,100		123,597
					1,828,236
ROAD & RAIL --	0.61%
USF Corporation			5,200		192,244

SEMICONDUCTOR EQUIPMENT & PRODUCTS --	1.89%
Intel Corporation			21,600		482,760
Texas Instruments Incorporated			4,600		111,228
					593,988
SOFTWARE --	2.29%
Microsoft Corporation			23,300		624,673
Oracle Corporation *			3,700		46,842
VERITAS Software Corporation *			2,200		48,180
					719,695
SPECIALTY RETAIL --	1.93%
Home Depot, Incorporated (The)			6,200		258,850
Limited Brands, Incorporated			7,600		185,744
Lowe's Companies, Incorporated			2,900		160,457
					605,051

TOTAL COMMON STOCK - (Cost $16,512,809) -		66.41%			20,844,794

BONDS AND NOTES			Face
			Amount
AUTO COMPONENTS --	1.61%
Cooper Tire & Rubber Company, 7.75%, 12/15/09			$ 450,000		505,383

BANKS --	1.73%
Royal Bank of Scotland, yankee bond, 6.40%, 04/01/09			500,000		542,600

DIVERSIFIED FINANCIALS --	2.70%
Morgan (J.P.) & Company, Incorporated, 6.00%, 01/15/09			500,000		532,286
Southwestern Bell Capital Corporation, 7.11%, 08/14/06			300,000		317,377
					849,663
ELECTRONIC EQUIPMENT & INSTRUMENTS --	2.07%
Koninklijke Philips Electronics, yankee bond, 8.375%, 09/15/06			600,000		649,244

INSURANCE --	1.86%
Mony Group Incorporated (The), 8.35%, 03/15/10			500,000		583,067

REAL ESTATE --	1.81%
Weingarten Realty Investors, 7.35%, 07/20/09			500,000		567,996

TRANSPORTATION INFRASTRUCTURE --	1.56%
Hertz Corporation, 7.40%, 03/01/11			455,000		490,169

U S GOVERNMENT AGENCY SECURITIES --	4.84%
Federal Home Loan Bank,
2.45%, 03/23/07			1,500,000		1,471,285
Federal Home Loan Mortgage Corporation,
Pool #298759, 8.00%, 08/01/17			1,487		1,622
Federal Home Loan Mortgage Corporation,
Pool #284839, 8.50%, 01/01/17			10,069		11,112
Federal National Mortgage Association,
Pool #048974, 8.00%, 06/01/17			32,711		35,708
					1,519,727

TOTAL BONDS AND NOTES - (Cost $5,313,942) -		18.18%			5,707,849

MONEY MARKET FUNDS			Shares

SM&R Money Market Fund, 1.49% (a)			749		749

TOTAL MONEY MARKET FUNDS - (Cost $ 749) -		0.00%			749

COMMERCIAL PAPER			Face
			Amount
GAS --	3.80%
Michigan Consolidated Gas Company, 2.06%, 12/07/04			$ 1,192,000		1,191,591

HOUSEHOLD PRODUCTS --	4.07%
Clorox Company, 2.1%, 12/02/04			1,278,000		1,277,925

MEDIA --	3.49%
Walt Disney Company, 2.12%, 12/01/04			1,096,000		1,096,000

PERSONAL PRODUCTS --	3.52%
Universal Corporation, 2.10%, 12/03/04			1,106,000		1,105,871

TOTAL COMMERCIAL PAPER - (Cost $4,671,387) -		14.88%			4,671,387

TOTAL INVESTMENTS - (Cost $26,498,887) -		99.47%			31,224,779

CASH AND OTHER ASSETS, LESS LIABILITIES -		0.53%			165,518

NET ASSETS -		100.00%			$ 31,390,297

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Balanced Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	November 30, 2004		(Unaudited)
SM&R GOVERNMENT BOND FUND
			Interest/
		Maturity	Stated	Face	Value
		Date	Rate (%)	Amount
CORPORATE BONDS
DIVERSIFIED FINANCIALS --	1.90%
MBNA Master Credit Card Trust		02/15/12	7.000	$500,000	$562,146

METALS & MINING --	3.49%
Carpenter Technology Corporation		05/15/13	6.625	1,000,000	1,030,233

	TOTAL CORPORATE BONDS--			5.39%
	(Cost $1,515,110)				1,592,379
FOREIGN BONDS
U S DOLLAR DENOMINATED
FOREIGN GOVERNMENT BONDS --	1.81%
Province of Quebec, Canada		02/15/09	5.750	500,000	533,647
	TOTAL FOREIGN BONDS--			1.81%
	(Cost $472,889)				533,647
U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES --	31.19%
Federal Home Loan Bank (a)		10/25/05	6.230	150,000	154,622
Federal Home Loan Mortgage Corporation (a)		08/01/05	6.750	165,000	169,588
Federal Home Loan Mortgage Corporation (a)		09/15/05	2.875	500,000	500,610
Federal Home Loan Mortgage Corporation (a)		11/15/05	2.125	1,990,000	1,976,390
Federal Home Loan Mortgage Corporation		03/15/07	4.875	1,600,000	1,655,651
Federal Home Loan Mortgage Corporation 1205-G		03/15/07	7.000	70,655	70,600
Federal Home Loan Mortgage Corporation		03/16/07	2.700	1,585,000	1,564,547
Federal Home Loan Mortgage Corporation		08/03/07	3.750	500,000	500,265
Federal Home Loan Mortgage Corporation		09/15/07	3.500	581,000	582,519
Federal National Mortgage Association		02/01/11	6.250	1,850,000	2,019,314
Private Export Funding		01/15/10	7.200	15,000	17,139
					9,211,245
U S GOVERNMENT SECURITIES --	52.77%
U S Treasury Bonds		02/28/06	1.625	2,000,000	1,972,032
U S Treasury Notes		05/15/06	6.875	1,120,000	1,184,094
U S Treasury Notes		11/15/06	2.625	2,800,000	2,779,874
U S Treasury Notes		02/15/08	3.000	2,000,000	1,980,468
U S Treasury Notes		05/15/08	2.625	3,350,000	3,268,344
U S Treasury Notes		05/15/08	5.625	500,000	536,309
U S Treasury Notes		11/15/08	4.750	500,000	522,988
U S Treasury Notes		05/15/14	4.750	1,319,000	1,359,600
U S Treasury Notes		08/15/14	4.250	2,000,000	1,981,876
					15,585,585
TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--				83.96%
	(Cost $25,171,045)				24,796,830

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES --	8.52%
Federal Home Loan Bank		12/10/04	1.940	185,000	184,910
Federal National Mortgage Association		12/01/04	1.960	2,330,000	2,330,000
TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS --				8.52%
	(Cost $2,514,910)				2,514,910

MONEY MARKET FUNDS	0.00%			Shares

SM&R Money Market Fund, 1.49% (b)				146	146

	TOTAL MONEY MARKET FUNDS --			0.00%
	(Cost $146)				146
	TOTAL INVESTMENTS --			99.68%
	(Cost $29,674,100)				29,437,912
CASH AND OTHER ASSETS, LESS LIABILITIES --				0.32%	94,670
		TOTAL NET ASSETS--		100.00%	$29,532,582

Notes to Schedule of Investments
(a) Long term obligations that will mature in less than one year.
(b) The rate quoted is the annualized seven-day yield of the fund at November 30, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	November 30, 2004		(Unaudited)
SM&R PRIMARY FUND

			Interest/
		Maturity	Stated	Face
		Date	Rate (%)	Amount	Value
COMMERCIAL PAPER
AEROSPACE & DEFENSE --	3.80%
ITT Industries Incorporated		12/01/04	1.970	$999,000	$999,000

CHEMICALS --	8.30%
E.I. DuPont de Nemours & Company		12/27/04	2.070	1,200,000	1,198,205
Praxair Incorporated		12/28/04	2.180	985,000	983,389
					2,181,594
DISTRIBUTORS --	4.91%
Deluxe Corporation		12/08/04	2.080	1,290,000	1,289,478

DIVERSIFIED FINANCIALS --	9.10%
Nestle Capital Corporation		01/18/05	2.180	1,220,000	1,216,452
Textron Financial Corporation		12/30/04	2.200	1,177,000	1,174,914
					2,391,366
ELECTRIC UTILITIES --	4.23%
IDACORP Incorporated		12/14/04	2.080	1,112,000	1,111,164

ELECTRONIC EQUIPMENT & INSTRUMENTS --	3.80%
Sharp Electronics Corporation		12/29/04		1,000,000	998,343
			2.130
FOOD PRODUCTS --	7.60%
Kellogg Company		12/17/04	2.1136	890,000	889,163
Sara Lee Corporation		12/16/04	2.030	1,110,000	1,109,060
					1,998,223
FOOD & DRUG RETAILING --	4.71%
Albertson's Incorporated		01/24/05	2.140	1,242,000	1,238,006

GAS --	10.93%
KeySpan Corporation		12/13/04	2.030	1,253,000	1,252,151
Laclede Gas Company		12/20/04	2.120	1,000,000	998,880
Nicor Incorporated		12/15/04	2.030	620,000	619,510
					2,870,541
MEDIA --	7.71%
McClatchy Company		12/02/04	2.000	1,000,000	999,944
Walt Disney Company		12/06/04	2.040	1,025,000	1,024,709
					2,024,653
METALS & MINING --	3.88%
Alcoa Incorporated		12/03/04	1.970	1,019,000	1,018,888

MULTI-LINE RETAIL --	6.67%
May Department Stores Company		12/22/04	2.180	1,005,000	1,003,722
Wal-Mart Stores Incorporated		12/21/04	2.040	750,000	749,149
					1,752,871
PHARMACEUTICALS --	11.47%
Alcon Capital Corporation		12/10/04	1.970	1,000,000	999,507
Bristol-Myers Squibb Company		12/06/04	2.020	990,000	989,555
Schering-Plough Corporation		12/07/04	2.000	1,024,000	1,023,658
					3,012,720
	TOTAL COMMERCIAL PAPER --			87.11%
	(Cost $22,886,847)				22,886,847

CORPORATE BONDS
BUILDING PRODUCTS --	1.11%
Armstrong World Industries, Incorporated (a)		08/15/03	6.350	500,000	290,000

DIVERSIFIED FINANCIALS --	6.00%
JPMorgan Chase & Company		08/15/06	5.625	500,000	519,292
Southwestern Bell Capital Corporation		08/14/06	7.110	1,000,000	1,057,922
					1,577,214

	TOTAL CORPORATE BONDS --			7.11%
	(Cost $2,088,401)				1,867,214

U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES --	1.90%
Federal Home Loan Bank		06/21/07	3.870	500,000	499,155
					499,155
U S GOVERNMENT SECURITIES --	3.89%
U S Treasury Bonds		02/15/29	5.250	1,000,000	1,022,461

TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES --				5.79%
	(Cost $1,388,618)				1,521,616

	TOTAL INVESTMENTS --			100.01%
	(Cost $26,363,866)				26,275,677
	LIABILITIES IN EXCESS OF OTHER ASSETS --			-0.01%	(3,474)
	TOTAL NET ASSETS --			100.00%	$26,272,203

Notes to Schedule of Investments

(a) Security is in default of interest. On December 19, 2003, Armstrong World Industries, Incorporated received confirmation of its Plan of
Reorganization in its Chapter 11 case from the U.S. Bankruptcy Court in Wilmington, Delaware. Armstrong still needs the approval of a U.S. District Court judge. On December 16, 2004 a District Court Judge said he would probably issue a ruling on the objections to the plan of reorganization in January 2005.

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS		November 30, 2004		(Unaudited)
SM&R TAX FREE FUND

				Interest/
MUNICIPAL BONDS			Maturity	Stated	Face	Value
Rating(a)			Date	Rate (%)	Amount

	CALIFORNIA --	0.19%
A3/A	California State General Obligation Bonds Unlimited		06/01/11	5.250	$25,000	$26,241

	FLORIDA --	9.31%
Aaa/AAA	Dade County, Florida Water & Sewer System
	Revenue Bonds		10/01/16	5.375	400,000	436,076
Aaa/AAA	Miami-Dade County Solid Waste System
	Revenue Bonds		10/01/18	4.750	400,000	410,220
Aaa/AAA	Miami-Dade County, Florida Expressway Authority Toll
	System Revenue Bonds		07/01/29	6.375	400,000	465,376
						1,311,672
	ILLINOIS --	8.16%
Aaa/AAA	Chicago, Illinois-General Obligation Bonds Unlimited		01/01/25	5.125	100,000	102,722
Aaa/AAA	Chicago, Illinois-Park District General Obligation
	Bonds Unlimited, Series C		01/01/16	4.850	230,000	240,433
Aaa/AAA	Regional Transportation Authority of Illinois Revenue
	Bonds, Refunding MBIA		06/01/18	5.500	200,000	206,888
Aaa/NR	Rockford, Illinois-General Obligation Bonds Unlimited		12/15/18	4.500	180,000	181,613
Aa3/NR	State of Illinois-Build Illinois Bonds, Sales Tax Revenue
	Bonds, Series V		06/15/17	6.375	200,000	208,610
Aaa/AAA	State of Illinois-General Obligation Bonds Unlimited		03/01/19	5.000	200,000	208,708
						1,148,974
	INDIANA --	1.12%
Aaa/AAA	South Bend, Indiana-Building Corporation
	Revenue Bonds		02/01/13	4.500	150,000	157,772

	LOUISIANA --	8.35%
Aaa/AAA	Louisiana Public Facilities Authority Hospital
	Revenue Bonds, Series C		07/01/19	5.000	400,000	411,696
Aaa/AAA	Monroe, Louisiana Sales and Use Tax Revenue Bonds		07/01/16	4.000	200,000	198,346
Aaa/AAA	New Orleans, Louisiana Sewer Service
	Revenue Bonds		06/01/18	5.000	300,000	316,299
Ba2/NR	Plaquemines, Louisiana-Port, Harbour & Terminal District,
	Marine Terminal Facilities Revenue Bonds		09/01/07	5.000	250,000	250,470
						1,176,811
	MASSACHUSETTS --	3.42%
Aaa/AAA	Massachusetts State Water Revenues Authority,
	General Purpose-Series A		11/01/21	5.500	450,000	481,689

	MISSISSIPPI --	2.36%
Aaa/AAA	Mississippi Development Bank Special Obligation
	Clinton Recreational Facilities & Municipal Building		11/01/10	4.500	310,000	331,846

	NEW MEXICO --	0.72%
Aaa/AAA	Central Consolidated School District No.22 San Juan
	County, New Mexico General Obligation School
	Building Bonds		08/15/09	5.300	100,000	102,194

	NEW YORK --	8.27%
Aaa/AAA	New York City, New York-General Obligation
	Bonds Unlimited, Series J		02/15/07	5.000	100,000	104,594
A2/A	New York City, New York-General Obligation
	Bonds Unlimited, Series J		08/01/18	5.000	200,000	205,992
Aa2/AA+	New York City, New York-Transitional Financial
	Authority Revenue Bonds, Series C		05/01/19	5.000	250,000	259,910
Aaa/AAA	New York-State Tollway Authority
	Highway & Bridge Revenue Bonds, Series B		04/01/10	3.850	200,000	207,268
Aa3/AA-	Triborough Bridge & Tunnel Authority, New York,
	Revenue Bonds, General Purpose-Series B		01/01/27	5.200	350,000	387,832
						1,165,596
	OHIO --	3.02%
Aaa/AAA	Franklin County, Ohio-General Obligation Bonds Limited		12/01/08	5.100	300,000	318,711
Aaa/AAA	Franklin County, Ohio-General Obligation Bonds Limited		12/01/11	5.300	100,000	106,528
						425,239
	OKLAHOMA --	0.14%
Aaa/NR	Oklahoma Housing Finance Agency-Single Family
	Mortgage Revenue Bonds (Homeownership Loan
	Program), 1994 Series A-1 (b)		09/01/07	6.250	20,000	20,119

	TEXAS --	37.72%
Aaa/AAA	Aransas County, Texas-Correctional Facility Improvements
	General Obligation Bonds Limited		02/15/13	3.875	250,000	253,062
Aaa/AAA	Austin, Texas-Community College District
	Revenue Bonds		02/01/10	4.000	100,000	104,027
Aaa/AAA	Austin, Texas-Independent School District General
	Obligation Bonds Unlimited Series A		08/01/12	3.750	150,000	151,722
Aaa/AAA	Baytown, Texas-Water and Sewer Revenue Bonds		02/01/14	5.950	100,000	100,670
Aaa/AAA	College Station, Texas Utility Systems
	Revenue Bonds		02/01/13	4.125	200,000	205,340
Aaa/AAA	College Station, Texas Utility Systems
	Revenue Bonds		02/01/14	4.250	65,000	66,641
Aaa/AAA	Collin County, Texas-Community College District,
	Consolidated Fund, Revenue Bonds		02/01/15	5.250	400,000	419,956
Aaa/AAA	Dallas-Fort Worth International Airport-Dallas-Fort
	Worth Regional Airport, Joint Revenue Refunding
	Bonds, Series 1994A		11/01/10	6.000	100,000	100,301
Aaa/AAA	Dallas, Texas-Independent School District,
	General Obligation Bonds Unlimited		02/15/09	4.200	100,000	105,254
Aaa/AAA	El Paso, Texas-Public Improvement, General Obligation
	Bonds Limited		08/15/17	4.000	270,000	264,190
Aaa/A+	Flower Mound, Texas-Refunding and Improvement,
	General Obligation Bonds Unlimited		03/01/17	5.500	200,000	211,656
Aaa/NR	Galveston County, Texas-Public Improvements,
	General Obligation Bonds Unlimited		02/01/10	4.300	25,000	26,362
Aaa/NR	Galveston County, Texas-Public Improvements,
	General Obligation Bonds Limited		02/01/11	4.375	125,000	132,161
Aaa/AAA	Jefferson County, Texas-Public Improvement Certificates
	of Obligation, Series B		08/01/16	4.125	255,000	254,638
Aaa/AAA	League City, Texas-Public Improvements,
	General Obligation Bonds Limited		02/15/13	4.750	100,000	106,585
Aaa/AAA	Lubbock County, Texas-General
	Obligation Bonds Limited		02/15/17	5.500	250,000	275,742
Aaa/AAA	Lubbock, Texas-Municipal Drainage Utility General
	Obligation Bonds Limited		02/15/14	4.000	250,000	252,423
Aaa/AAA	Mission Texas Consolidated Independent School District-
	General Obligation Bonds Unlimited		02/15/18	4.500	200,000	200,996
Aaa/AAA	Montgomery County, Texas-Public Improvement
	General Obligation Bonds Limited		03/01/12	4.000	250,000	257,450
Aaa/AAA	Rockwell, Texas-Waterworks & Sewer
	General Obligation Bonds Limited		08/01/11	3.700	115,000	117,122
Aaa/AAA	Round Rock, Texas-Independent School District Refunding
	and Improvement General Obligation Bonds Unlimited		08/01/11	4.400	250,000	260,612
Aaa/AAA	San Antonio, Texas-River Authority Sewer Refunding
	and Improvement-Martinez Salatrillo, Revenue Bonds		07/01/12	3.750	100,000	101,185
Aaa/NR	Tarrant County Health Facilities Development
	Corporation-Health System Revenue Bonds,
	(Harris Methodist Health System), Series 1994 (c)		09/01/14	6.000	200,000	233,172
Aa1/AA+	Texas A&M University Revenue and Financing System
	Revenue Refunding Bonds, Series A		05/15/17	5.000	250,000	265,573
Aaa/AAA	Texas Turnpike Authority-Dallas North Tollway System
	Revenue Bonds, Series 1995 (President George
	Bush Turnpike)		01/01/15	5.400	100,000	105,389
Aaa/AAA	University of Texas Permanent University Fund
	Revenue Bonds, Prerefunded-Series A		07/01/13	6.250	45,000	52,712
Aaa/AAA	University of Texas Permanent University Fund
	Revenue Bonds, Prerefunded-Series A To 01/01/2012		07/01/13	6.250	55,000	64,644
Aaa/AAA	University of Texas Permanent University Fund
	Revenue Bonds, Prerefunded-Series A To 01/01/2013		07/01/13	6.250	55,000	65,187
Aaa/AAA	Waco, Texas-General Obligation
	Bonds Limited		02/01/16	4.000	250,000	246,882
Aaa/NR	Weslaco, Texas Independent School District
	General Obligation Bonds		02/15/13	5.650	100,000	103,826
Aaa/AAA	West University Place, Texas-General Obligation
	Bonds Limited, Permanent Improvement		02/01/14	5.650	100,000	103,970
AAA/AAA	Wylie, Texas Independent School District General
	Obligation Bonds Unlimited		08/15/12	4.375	100,000	104,699
						5,314,149
	UTAH --	0.29%
Aaa/AA	Utah Housing Finance Agency-Single Family
	Mortgage Bonds, 1995 Issue A, (Federally
	Insured or Guaranteed Mortgage Loans) (b)		07/01/12	7.150	5,000	5,107
Aaa/NR	Utah State Housing Financial Agency-
	Single Family Mortgage Bonds, Series F1		07/01/13	6.000	15,000	15,278
Aa2/AA	Utah State Housing Financial Agency-Single Family
	Revenue Bonds (b)		07/01/21	6.000	20,000	20,037
						40,422
	WASHINGTON --	3.30%
Aaa/AAA	Seattle, Washington-Municipal Light & Power
	Revenue Bonds, Series B		06/01/24	5.000	100,000	102,259
Aa1/AA	State of Washington-General Obligation Bonds Unlimited,
	Series B		05/01/18	5.500	300,000	335,736
Aaa/AAA	Washington State Public Power Supply System Nuclear
	Project Number 1 Refunding Revenue Bonds, Series C		07/01/10	5.500	25,000	26,680
						464,675
		TOTAL MUNICIPAL BONDS --			86.37%
		(Cost $11,577,955)				12,167,399
U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES --		12.35%
Federal National Mortgage Association			12/01/04	1.960	440,000	440,000
Federal National Mortgage Association			12/02/04	1.960	600,000	599,967
Federal National Mortgage Association			12/20/04	2.075	700,000	699,233
TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS --					12.35%
		(Cost $1,739,200)				1,739,200

MONEY MARKET FUNDS					Shares

SM&R Money Market Fund, 1.49% (d)					44,176	44,176

		TOTAL MONEY MARKET FUNDS --			0.31%
		(Cost $44,176)				44,176
		TOTAL INVESTMENTS --			99.03%
		(Cost $13,361,331)				13,950,775
	CASH AND OTHER ASSETS, LESS LIABILITIES--				0.97%	136,256
		TOTAL NET ASSETS --			100.00%	$14,087,031

Notes to Schedule of Investments

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's
Corporation ("S&P"). Ratings are unaudited.
(b) Security subject to the alternative minimum tax.
(c) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.
(d) The rate quoted is the annualized seven-day yield of the fund at November 30, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Tax Free Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS		November 30, 2004		(Unaudited)
SM&R MONEY MARKET FUND

			Interest/
		Maturity	Stated	Face	Value
COMMERCIAL PAPER		Date	Rate (%)	Amount

CHEMICALS --	4.51%
E.I. DuPont de Nemours & Company		12/22/04	1.880	$4,496,000	$4,491,059

ELECTRONIC EQUIPMENT & INSTRUMENTS --	5.01%
Sharp Electronics Corporation		12/02/04	1.880	4,995,000	4,994,738

FOOD & DRUG RETAILING --	4.69%
7-Eleven Incorporated		12/27/04	2.040	4,684,000	4,677,090

INSURANCE --	4.45%
Alfa Corporation		12/01/04	1.950	4,438,000	4,438,000

MEDIA --	5.03%
New York Times Company		12/06/04	1.960	5,014,000	5,012,633

	TOTAL COMMERCIAL PAPER--			23.69%
			(Cost $23,613,520)		23,613,520
U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES --	76.44%
Federal Home Loan Bank		12/03/04	1.940	2,030,000	2,029,781
Federal Home Loan Bank		12/17/04	1.980	8,497,000	8,489,522
Federal Home Loan Mortgage Corporation		12/07/04	1.960	6,530,000	6,527,865
Federal National Mortgage Association		12/08/04	1.960	2,880,000	2,878,901
Federal National Mortgage Association		12/09/04	1.960	8,170,000	8,166,439
Federal National Mortgage Association		12/13/04	1.850	4,741,000	4,738,070
Federal National Mortgage Association		12/15/04	2.000	6,850,000	6,844,668
Federal National Mortgage Association		12/16/04	2.000	10,020,000	10,011,646
Federal National Mortgage Association		12/20/04	2.020	6,415,000	6,408,156
Federal National Mortgage Association		12/28/04	2.090	10,052,000	10,036,242
Federal National Mortgage Association		12/30/04	2.040	6,975,000	6,963,533
Federal National Mortgage Association		01/03/05	2.130	3,103,000	3,096,939

TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--				76.44%
			(Cost $76,191,762)		76,191,762
		TOTAL INVESTMENTS --		100.13%
			(Cost $99,805,282)		99,805,282
	LIABILITIES IN EXCESS OF OTHER ASSETS--			-0.13%	(132,603)
		TOTAL NET ASSETS --		100.00%	$99,672,679

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	November 30, 2004			(Unaudited)
SM&R ALGER GROWTH FUND

COMMON STOCK			Shares		Value

AIR FREIGHT & LOGISTICS --	1.54%
FedEx Corporation			450		$ 42,764

APPAREL --	0.21%
Polo Ralph Lauren Corporation			150		5,909

BIOTECHNOLOGY --	5.89%
Biogen Idec Incorporated *			500		29,340
Genetech, Incorporated *			400		19,300
Genzyme Corporation *			350		19,603
Gilead Sciences, Incorporated *			1,200		41,352
ImClone Systems Incorporated *			550		23,221
OSI Pharmaceuticals, Incorporated *			650		30,927
					163,743
CAPITAL MARKETS --	2.28%
Affiliated Managers Group, Incorporated *			580		36,760
T. Rowe Price Group Incorporated			450		26,622
					63,382
CHEMICALS --	2.00%
Dow Chemical Company (The)			1,100		55,517

COMMERCIAL BANKS --	0.78%
Wells Fargo & Company			350		21,620

COMMUNICATION EQUIPMENT --	3.56%
Cisco Systems, Incorporated *			2,100		39,291
Telefonaktiebolaget LM Ericsson ADR*			700		23,275
Motorola, Incorporated			1,900		36,594
					99,160
COMMUNICATIONS --	3.95%
Avaya Incorporated *			2,300		37,766
Research In Motion LTD *			350		31,139
Sprint Corporation			1,800		41,058
					109,963
COMPUTER RELATED & BUSINESS SERVICES --	3.35%
Apple Computer, Incorporated *			1,000		67,050
EMC Corporation *			1,950		26,169
					93,219
CONSUMER FINANCE --	1.50%
American Express Company			750		41,783

DIVERSIFIED FINANCIAL SERVICES --	1.38%
JPMorgan Chase & Company			350		13,177
Lehman Brothers Holdings Incorporated			300		25,134
					38,311
ELECTRONIC EQUIPMENT & INSTRUMENTS --	1.28%
Symbol Technologies, Incorporated			2,350		35,626

ENERGY & ENERGY SERVICES --	3.51%
Patterson-UTI Energy, Incorporated			950		19,000
Schlumberger LTD			1,200		78,756
					97,756
ENERGY EQUIPMENT & SERVICES --	5.01%
BJ Services Company			600		30,402
National-Oilwell, Incorporated *			1,400		50,680
Transocean Incorporated *			1,450		58,392
					139,474
FINANCIAL SERVICES --	1.06%
Bank of New York Company, Incorporated (The)			900		29,619

FOOD & STAPLES RETAILING --	1.78%
Wal-Mart Stores, Incorporated			950		49,457

HEALTH CARE EQUIPMENT & SUPPLIES --	2.23%
Boston Scientific Corporation *			850		29,589
Guidant Corporation			500		32,415
					62,004
HEALTH CARE PROVIDER & SERVICES --	2.33%
Caremark Rx, Incorporated *			650		23,244
UnitedHealth Group Incorporated			500		41,425
					64,669
HOTELS, RESTAURANTS & LEISURE --	4.10%
Carnival Corporation			800		42,408
MGM MIRAGE *			600		34,980
Starwood Hotels & Resorts Worldwide, Incorporated			700		36,603
					113,991
INDUSTRIAL CONGLOMERATES --	4.41%
General Electric Company			1,450		51,272
Tyco International LTD			2,100		71,337
					122,609
INTERNET & CATALOG RETAIL --	5.15%
eBay Incorporated *			990		111,326
Netflix Incorporated *			2,800		31,864
					143,190
INTERNET SOFTWARE & SERVICES --	5.03%
Automatic Data Processing, Incorporation			600		27,318
VeriSign, Incorporated *			850		27,965
Yahoo! Incorporated *			2,250		84,645
					139,928
MACHINERY --	0.51%
Danaher Corporation			250		14,220

MEDIA --	6.29%
Time Warner Incorporated *			2,750		48,702
Univision Communications (Class A) *			450		13,545
Viacom Incorporated (Class B)			1,550		53,785
XM Satellite Radio Holdings Incorporated (Class A) *			1,600		59,056
					175,088
METALS & MINING --	1.64%
Peabody Energy Corporation			550		45,650

MULTI-LINE RETAIL --	4.18%
Federated Department Stores, Incorporated			650		35,620
Kohl's Corporation			250		11,540
Target Corporation			1,350		69,147
					116,307
OIL & GAS --	3.86%
BP PLC ADR			550		33,742
Devon Energy Corporation			710		29,408
EOG Resources, Incorporated			400		30,028
Sasol LTP ADR			700		14,140
					107,318
PHARMACEUTICALS --	5.04%
Abbott Laboratories			1,150		48,254
Ivax Corporation *			2,200		34,342
Sanofi-Aventis ADR			700		26,432
Sepracor Incorporated *			700		31,157
					140,185
RESTAURANTS & LODGING --	0.74%
Hilton Hotels Corporation			1,000		20,660

RETAILING --
CVS Corporation	1.22%		750		34,028

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT --	1.05%
Freescale Semiconductor Incorporated (Class A) *			1,650		29,139

SEMICONDUCTORS --	3.24%
Analog Devices, Incorporated			1,050		38,797
Intel Corporation			1,100		24,585
Linear Technology Corporation			700		26,712
					90,094
SOFTWARE --	4.59%
Microsoft Corporation			4,110		110,189
VERITAS Software Corporation *			800		17,520
					127,709
SPECIALTY RETAIL --	2.83%
Bed Bath & Beyond Incorporated *			1,000		39,928
Lowe's Companies, Incorporated			700		38,731
					78,659
WIRELESS TELECOMMUNICATION SERVICES --	0.02%
China Netcom Group Corporation ADR *			20		479

TOTAL COMMON STOCK - (Cost $2,471,684) -				97.54%	2,713,230

MONEY MARKET FUNDS

SM&R Money Market Fund, 1.49% (a)			77,308		77,308

TOTAL MONEY MARKET FUNDS - (Cost $77,308) -				2.78%	77,308

TOTAL INVESTMENTS - (Cost $2,548,992) -				100.32%	2,790,538

LIABILITIES IN EXCESS OF OTHER ASSETS--				-0.32%	(8,818)

NET ASSETS -				100.00%	$ 2,781,720

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	November 30, 2004			(Unaudited)
SM&R ALGER SMALL-CAP FUND

COMMON STOCK			Shares		Value

AEROSPACE --	1.11%
BE Aerospace, Incorporated *			1,800		$ 19,075

AEROSPACE & DEFENSE --	2.16%
Esterline Technnlogies Corporation *			550		19,580
SI International Incorporated *			600		17,364
					36,944
AIRLINES --	1.10%
AirTran Holdings, Incorporated *			1,600		18,912

BIOTECHNOLOGY --	6.18%
Encysive Pharmacueticals Incorporated *			1,450		15,733
Incyte Corporation *			800		8,216
Ligand Pharmaceuticals Incorporated (Class B) *			1,350		15,120
QLT Incorporated *			750		12,037
Rigel Pharmaceuticals, Incorporated *			450		11,259
Serologicals Corporation *			500		11,670
Theravance, Incorporated *			700		12,320
Vicuron Pharmaceuticals Incorporated *			1,100		19,349
					105,704
CAPITAL MARKETS --	1.30%
Affiliated Managers Group, Incorporated *			350		22,183

CHEMICALS --	1.21%
Lubrizol Corporation (The)			600		20,730

COMMERCIAL BANKS --	2.96%
Boston Private Financial Holdings, Incorporated			650		17,609
East West Bancorp, Incorporated			500		20,735
Southwest Bancorporation of Texas, Incorporated			500		12,230
					50,574
COMMERCIAL SERVICES & SUPPLIES --	4.41%
CoStar Group Incorporated *			400		17,520
Education Management Corporation *			550		18,227
FTI Consulting, Incorported *			400		8,068
Gevity HR, Incorporated			950		16,824
Westcorp			350		14,798
					75,437
COMMUNICATION EQUIPMENT --	2.98%
Foundry Networks, Incorporated *			1,050		14,018
NETGEAR, Incorporated *			1,150		18,860
Powerwave Technologies, Incorporated *			2,250		18,198
					51,076
COMPUTER SERVICES --	1.08%
Open Solutions Incorporated *			700		18,515

COMPUTER SOFTWARE --	2.95%
Hyperion Solutions Corporation *			500		22,405
MicroStrategy Incorporated (Class A) *			250		16,137
NAVTEQ Corporation *			275		11,866
					50,408
COMPUTER TECHNOLOGY --	1.18%
Cogent Incorporated *			600		20,142

COMPUTERS & PERIPHERALS --	1.17%
Avid Technology, Incorporated *			350		19,974

COMPUTER RELATED & BUSINESS SERVICES --	1.13%
Silicon Image, Incorporated *			1,150		19,320

CONSUMER FINANCE --	0.66%
First Marblehead Corporation (The) *			200		11,352

DIVERSIFIED FINANCIAL SERVICES --	1.12%
National Financial Partners Corporation			550		19,107

ENERGY & ENERGY SERVICES --	2.18%
Arch Coal, Incorporated			500		19,100
Grey Wolf, Incorporated *			3,300		18,150
					37,250
ENERGY EQUIPMENT & SERVICES --	3.14%
Core Laboratories N.V. *			650		15,308
Lone Star Technologies, Incorporated *			600		18,840
Todco (Class A) *			1,121		19,629
					53,777
ELECTRICAL EQUIPMENT --	0.90%
Roper Industries, Incorporated			250		15,387

FINANCE --	0.81%
Piper Jaffray Companies, Incorporated *			300		13,803

FINANCIAL SERVICES --	0.90%
Calamos Asset Management, Incorporated (Class A) *			650		15,418

FOOD & STAPLES RETAILING --	0.98%
NeighborCare, Incorporated *			600		16,854

FREIGHT --	0.82%
Landstar System, Incorporated *			200		14,102

HEALTH CARE EQUIPMENT & SUPPLIES --	4.51%
Advanced Medical Optics, Incorporated *			450		18,711
Immucor, Incorporated *			675		21,701
INAMED Corporation *			350		18,777
Intuitive Surgical, Incorporated *			500		17,965
					77,154
HEALTH CARE PROVIDER & SERVICES --	7.08%
Centene Corporation *			425		22,738
Psychiatric Solutions, Incorporated *			600		19,530
Sierra Health Services, Incorporated *			400		22,252
Sunrise Senior Living, Incorporated *			550		23,622
Symbion, Incorporated *			850		16,286
VCA Antech, Incorporated *			900		16,704
					121,132
HOTELS, RESTAURANT & LEISURE --	3.10%
Applebee's International, Incorporated			710		18,247
Aztar Corporation *			650		21,983
Red Robin Gourmet Burgers Incorporated *			250		12,838
					53,068
INFORMATION TECHNOLOGY SERVICES --	2.14%
Global Payments Incorporated			350		19,306
Kanbay International Incorporated *			600		17,238
					36,544
INSURANCE --	0.61%
Arch Capital Group LTD *			270		10,516

INTERNET & CATALOG RETAIL --	2.16%
J. Jill Group Incorporated *			900		15,543
Priceline.com Incorporated *			900		21,483
					37,026
INTERNET SOFTWARE & SERVICES --	3.77%
aQuantive, Incorporated *			2,050		17,815
Netease.com Incorporated ADR *			300		15,876
Openwave Systems Incorporated *			916		12,073
ValueClick, Incorporated *			1,450		18,705
					64,469
LEISURE EQUIPMENT & SERVICES --	1.09%
LIFE TIME FITNESS, Incorporated *			750		18,638

MACHINERY --	3.75%
Actuant Corporation (Class A) *			400		18,808
Joy Global Incorporated			550		22,380
Terex Corporation *			500		22,920
					64,108
MEDIA --	2.25%
Media General, Incorporated (Class A)			275		17,105
Spanish Broadcasting System, Incorporated (Class A) *			2,000		21,380
					38,485
OIL & GAS --	2.54%
General Maritime Corporation *			200		9,090
Range Resources Corporation			1,000		20,740
Whiting Petroleum Corporation *			400		13,616
					43,446
PHARMACEUTICALS --	1.06%
Impax Laboratories, Incorporated *			1,450		18,154

PUBLISHING --	0.62%
Pharmion Corporation *			250		10,585

RETAILING --	1.13%
Guitar Center, Incorporated *			400		19,352

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT --	0.93%
AMIS Holdings, Incorporated *			1,050		15,918

SEMICONDUCTORS --	2.78%
Axcelis Technologies, Incorporated *			1,350		9,855
Brooks Automation, Incorporated *			500		7,675
Integrated Circuit Systems, Incorporated *			490		11,584
Semtech Corporation *			900		18,423
					47,537
SEMICONDUCTORS CAPITAL EQUIPMENT --	1.85%
Sigmatel Incorporated *			400		14,312
SiRF Technology Holdings, Incorporated *			1,370		17,358
					31,670
SOFTWARE --	3.90%
Cerner Corporation *			400		21,088
Fair Issac Corporation			635		21,069
Quest Software, Incorporated *			800		12,384
Take-Two Interactive Software, Incorporated *			350		12,232
					66,773
SPECIALTY RETAIL --	2.81%
AnnTaylor Stores Corporation *			577		12,659
Pacific Sunwear of California, Incorporated *			700		15,547
PETCO Animal Supplies, Incorporated *			550		19,888
					48,094
THRIFTS & MORTGAGE FINANCE --	1.16%
Bank Mutual Corporation			1,617		19,938

TRADING COMPANIES & DISTRIBUTORS --	0.99%
MSC Industrial Direct Company, Incorporated (Class A)			475		16,919

WIRELESS TELECOMMUNICATION SERVICES --	1.71%
InPhonic, Incorporated *			350		8,928
SpectraSite, Incorporated *			500		20,286
					29,214

TOTAL COMMON STOCK - (Cost $1,399,473) -				94.37%	1,614,784

MONEY MARKET FUNDS

SM&R Money Market Fund, 1.49% (a)			95,629		95,629

TOTAL MONEY MARKET FUNDS - (Cost $95,629) -				5.59%	95,629

TOTAL INVESTMENTS - (Cost $1,495,102) -				99.96%	1,710,413

CASH AND OTHER ASSETS, LESS LIABILITIES				0.04%	656

NET ASSETS -				100.00%	$ 1,711,069

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	November 30, 2004			(Unaudited)
SM&R ALGER AGGRESSIVE GROWTH FUND

COMMON STOCK			Shares		Value

AEROSPACE & DEFENSE --	3.38%
General Dynamics Corpoartion			50		$ 5,418
Lockheed Martin Corporation			450		27,378
United Technologies Corporation			300		29,274
					62,070
AIR FREIGHT & LOGISTICS --	1.04%
FedEx Corporation			200		19,006

APPAREL --	0.43%
Polo Ralph Lauren Corporation			200		7,878

BIOTECHNOLOGY --	6.12%
Biogen Idec Incorporated *			500		29,340
Genetech, Incorporated *			400		19,300
Genzyme Corporation *			350		19,603
Gilead Sciences, Incorporated *			950		32,737
ImClone Systems Incorporated *			100		4,222
OSI Pharmaceuticals, Incorporated *			150		7,137
					112,339
CHEMICALS --	1.04%
Lubrizol Corporation (The)			550		19,003

COMMERCIAL BANKS --	1.13%
East West Bancorp, Incorporated			200		8,294
Wells Fargo & Company			200		12,354
					20,648
COMMUNICATION EQUIPMENT --	6.48%
Brocade Communications Systems, Incorporated *			2,450		16,978
Motorola, Incorporated			2,450		47,187
Nokia Oyj ADR			2,100		33,957
QUALCOMM Incorporated			500		20,810
					118,932
COMMUNICATIONS --	0.49%
Research In Motion LTD *			100		8,897

COMPUTER SOFTWARE --	2.77%
Check Point Software Technologies LTD *			600		14,244
MicroStrategy Incorporated (Class A) *			200		12,910
NAVTEQ Corporation *			550		23,732
					50,886
COMPUTER RELATED & BUSINESS SERVICES --	3.66%
Apple Computer, Incorporated *			400		26,820
PalmOne, Incoporated *			1,150		40,296
					67,116
CONSUMER FINANCE --	1.39%
First Marblehead Corporation (The) *			450		25,542

DIVERSIFIED FINANCIAL SERVICES --	2.51%
Lehman Brothers Holdings Incorporated			250		20,945
Merrill Lynch & Company, Incorporated			450		25,070
					46,015
ENERGY & ENERGY SERVICES --	1.64%
Patterson-UTI Energy, Incorporated			850		17,000
Schlumberger LTD			200		13,126
					30,126
ENERGY EQUIPMENT & SERVICES --	1.97%
National-Oilwell, Incorporated *			1,000		36,200

FINANCIAL SERVICES --	0.90%
Bank of New York Company, Incorporated (The)			500		16,455

HEALTH CARE EQUIPMENT & SUPPLIES --	3.70%
Fisher Scientific International Incorporated *			350		19,789
Guidant Corporation			350		22,691
Kinetic Concepts, Incorporated *			400		25,368
					67,848
HEALTH CARE PROVIDER & SERVICES --	3.50%
AMERIGROUP Corporation *			250		17,250
Caremark Rx, Incorporated *			600		21,456
PacifiCare Health Systems, Incorporated *			100		4,840
UnitedHealth Group Incorporated			250		20,712
					64,258
HOUSEHOLD DURABLES --	0.79%
Garmin LTD			250		14,555

HOTELS, RESTAURANTS & LEISURE --	0.68%
Royal Caribbean Cruises LTD			250		12,425

INDUSTRIAL CONGLOMERATES --	2.64%
General Electric Company			650		22,984
Tyco International LTD			750		25,477
					48,461
INFORMATION TECHNOLOGY SERVICES --	0.49%
Accenture LTD (Class A) *			350		9,079

INSURANCE --	0.57%
CIGNA Corporation			150		10,503

INTERNET & CATALOG RETAIL --	3.06%
eBay Incorporated *			500		56,225

INTERNET SOFTWARE & SERVICES --	6.78%
Automatic Data Processing, Incorporation			200		9,106
Google Incorporated (Class A) *			100		18,300
Netease.com Incorporated ADR *			450		23,814
VeriSign, Incorporated *			450		14,805
Yahoo! Incorporated *			1,550		58,311
					124,336
LEISURE EQUIPMENT & SERVICES --	1.31%
Shanda Interactive Entertainment LTD *			600		24,090

MEDIA --	3.03%
DreamWorks Animation SKG, Incorporated (Class A) *			50		1,848
Time Warner Incorporated *			2,050		36,306
Viacom Incorporated (Class B)			500		17,350
					55,504
METALS & MINING --	1.70%
Peabody Energy Corporation			375		31,125

MULTI-LINE RETAIL --	0.38%
Kohl's Corporation			150		6,924

OFFICE EQUIPMENT --	0.89%
Zebra Technologies Corporation (Class A) *			325		16,341

OIL & GAS --	3.73%
BP PLC ADR			300		18,405
EOG Resources, Incorporated			300		22,521
Talisman Energy Incorporated			500		14,090
Teekay Shipping Corporation			250		13,315
					68,331
PHARMACEUTICALS --	6.30%
Allergan, Incorporated			300		22,050
Ivax Corporation *			1,350		21,074
Johnson & Johnson			300		18,096
Pfizer, Incorporated			560		15,551
Sanofi-Aventis ADR			250		9,440
Schering-Plough Corporation			900		16,065
Sepracor Incorporated *			300		13,353
					115,629
RETAILING --	1.48%
CVS Corporation			600		27,222

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT --	4.90%
Advanced Micro Devices, Incorporated *			700		14,896
ATI Technologies Incorporated *			1,350		26,190
Broadcom Corporation (Class A) *			800		26,016
Skyworks Solutions, Incorporated *			2,300		22,839
					89,941
SOFTWARE --	6.75%
Cognos, Incorporated *			350		13,786
Fair Issac Corporation			800		26,544
Mercury Interactive Corporation *			450		20,525
Microsoft Corporation			2,350		63,004
					123,859
SPECIALTY RETAIL --	2.99%
Abercrombie & Fitch Company (Class A)			400		18,220
Bed Bath & Beyond Incorporated *			500		19,964
Lowe's Companies, Incorporated			350		16,599
					54,783
TEXTILES, APPAREL & LUXURY GOODS --	0.82%
Coach, Incorporated *			300		14,952

TRANSPORTATION --	1.23%
Burlington Nothern Santa Fe Corporation			500		22,520

WIRELESS TELECOMMUNICATION SERVICES --	0.65%
China Netcom Group Corporation ADR *			15		359
SpectraSite, Incorporated *			200		11,592
					11,951

TOTAL COMMON STOCK - (Cost $1,503,848) -				93.32%	1,711,975

MONEY MARKET FUNDS

SM&R Money Market Fund, 1.49% (a)			143,524		143,524

TOTAL MONEY MARKET FUNDS - (Cost $143,524) -				7.82%	143,524

TOTAL INVESTMENTS - (Cost $1,647,372) -				101.14%	1,855,499

LIABILITIES IN EXCESS OF OTHER ASSETS-				-1.14%	(20,977)

NET ASSETS -				100.00%	$ 1,834,522

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	November 30, 2004			(Unaudited)
SM&R ALGER TECHNOLOGY FUND

COMMON STOCK			Shares		Value

COMMUNICATION EQUIPMENT --	7.05%
Brocade Communications Systems, Incorporated *			3,650		$ 25,294
Cisco Systems, Incorporated *			925		17,307
Motorola, Incorporated			850		16,371
NETGEAR, Incorporated *			1,150		18,860
					77,832
COMMUNICATIONS --	4.71%
Avaya Incorporated *			1,300		21,346
Nextel Partners, Incorporation (Class A) *			1,200		21,708
Research In Motion LTD *			100		8,897
					51,951
COMPUTER RELATED & BUSINESS SERVICES --	8.21%
Apple Computer, Incorporated *			450		30,173
EMC Corporation *			1,500		20,130
PalmOne, Incorporated *			1,150		40,296
					90,599
COMPUTER SERVICES --	1.82%
Akami Technologies, Incorporated *			650		8,417
Ask Jeeves, Incorporated *			450		11,628
					20,045
COMPUTER SOFTWARE --	3.33%
Check Point Software Technologies LTD *			700		16,618
TIBCO Software Incorporated *			1,750		20,125
					36,743
COMPUTERS & PERIPHERALS --	1.65%
Dell Incorporated *			450		18,234

ELECTRONIC EQUIPMENT & INSTRUMENTS --	1.58%
Symbol Technologies, Incorporated			1,150		17,434

HOUSEHOLD DURABLES --	1.58%
Garmin LTD			300		17,466

INFORMATION TECHNOLOGY SERVICES --	3.03%
Cognizant Technology Solutions Corporation (Class A) *			300		11,439
Global Payments Incorporated			400		22,064
					33,503
INTERNET & CATALOG RETAIL --	6.71%
eBay Incorporated *			460		51,727
eLong Incorporated ADR *			200		4,172
Netflix Incorporated *			1,600		18,208
					74,107
INTERNET SOFTWARE & SERVICES --	13.05%
aQuantive, Incorporated *			2,000		17,380
Lionbridge Technologies, Incorporated *			1,950		10,744
Netease.com Incorporated ADR *			700		37,044
SINA Corporation *			1,000		36,920
SonicWALL, Incorporated *			2,000		12,300
Yahoo! Incorporated *			790		29,720
					144,108
LEISURE EQUIPMENT & SERVICES --	4.00%
Shanda Interactive Entertainment LTD *			1,100		44,165

MEDIA --	1.84%
XM Satellite Radio Holdings Incorporated (Class A) *			550		20,300

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT --	4.57%
ATI Technologies Incorporated *			1,350		26,190
PortalPlayer Incorporated *			400		11,676
Semiconductor Manufacturing International ADR *			1,050		12,558
					50,424
SEMICONDUCTORS --	18.54%
Analog Devices, Incorporated			500		18,475
Applied Materials, Incorporated *			1,350		22,464
Fairchild Semiconductor International, Incorporated *			1,750		26,775
Intel Corporation			450		10,058
International Rectifier Corporation *			600		25,404
Micrel, Incorporated *			2,000		21,360
Microsemi Corporation *			1,750		31,150
National Semiconductor Corporation			1,350		20,871
Xilinx, Incorporated			900		28,098
					204,655
SOFTWARE --	10.62%
BEA Systems, Incorporated *			2,350		18,988
Citrix Systems, Incorporated *			1,050		24,791
Cognos, Incorporated *			350		13,786
Intuit Incorporated *			550		23,012
Microsoft Corporation			1,370		36,730
					117,307
WIRELESS TELECOMMUNICATION SERVICES --	0.23%
InPhonic, Incorporated *			100		2,551

TOTAL COMMON STOCK - (Cost $911,475) -				92.52%	1,021,424

MONEY MARKET FUNDS

SM&R Money Market Fund, 1.49% (a)			81,407		81,407

TOTAL MONEY MARKET FUNDS - (Cost $81,407) -				7.37%	81,407

TOTAL INVESTMENTS - (Cost $992,882) -				99.89%	1,102,831

CASH AND OTHER ASSETS, LESS LIABILITIES				0.11%	1,186

NET ASSETS -				100.00%	$ 1,104,017

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2004. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Technology Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

The SM&R Investments, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value. Investments in affiliated money market funds are valued at the end of the day net asset value per share.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2 - INVESTMENTS INTO AFFILIATED MONEY MARKET FUNDS

The Fund has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Fund to sweep uninvested cash into the SM&R Money Market Fund. The Fund and the SM&R Money Market Fund have the same investment advisor and therefore, are considered to be affiliated. The transactions in investments in the affiliated money market for the quarter ended November 30, 2004 were:

	Purchases					$ 5,959,942
	Sales					$ 5,588,345

NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENTS

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments for the three months ended November 30, 2004, other than commercial paper, were as follows:

				Purchases		Sales

		Alger Technology Fund		$ 1,018,531		$ 1,021,920
		Alger Aggressive Growth		$ 942,396		$ 913,434
		Alger Small-Cap Fund		$ 699,278		$ 691,511
		Alger Growth Fund		$ 1,820,224		$ 1,710,187
		Growth Fund		$ 267,703		$ 1,014,500
		Equity Income Fund		$ 271,583		$ 302,047
		Balanced Fund		$ 46,557		$ 1,999,036
		Government Bond Fund		$ 5,862,761		$ 3,746,179
		Tax Free Fund		$ 336,238		$ 206,600
		Primary Fund		$ -		$ 500,000

Gross unrealized appreciation and depreciation as of November 30, 2004, is as follows:

				Appreciation		Depreciation

		Alger Technology Fund		$ 125,277		$ 15,328
		Alger Aggressive Growth		$ 234,498		$ 22,309
		Alger Small-Cap Fund		$ 250,068		$ 33,315
		Alger Growth Fund		$ 315,501		$ 72,137
		Growth Fund		$ 36,698,000		$ 3,270,033
		Equity Income Fund		$ 33,548,960		$ 10,752,152
		Balanced Fund		$ 5,319,507		$ 593,614
		Government Bond Fund		$ 149,946		$ 386,134
		Tax Free Fund		$ 599,930		$ 10,486
		Primary Fund		$ 134,120		$ 222,309